American International Life Assurance
Company of New York
One Alico Plaza
P.O Box 667
Wilmington, DE 19899-0667
302 594-2987

March 29, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:          American International Life Assurance
             Company of New York
             Variable Account A
             File No. 33-9144,33-39170 and 33-58502

Gentlemen:

Please note that the filing fee has been submitted under Registration Number 33-9144

Sincerely,

Edward Bacon
Director Variable Products Accounting

American International Life Assurance
Company of New York
One Alico Plaza
P.O. Box 667
Wilmington, DE  19899-0667
302 594-2987

March 29, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      American International Life Assurance
         Company of New York
         Variable Account A
         File Nos. 33-9144, 33-39170 and 33-58502

Gentlemen:

I am Associate General Counsel for American International Life Assurance Company of New York (the "Company"), a New York stock life insurance corporation. In connection with the offering of Deferred Variable Annuity Contracts (the "Contracts") of Variable Account A (the "Account"), a segregated investment account of the Company, I have examined such records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

It is my opinion that the Contracts, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Account, were legally issued, fully paid and non-assessable by the Account to the extent set forth in the Account's prospectus forming part of its Registration Statement on Form N-4 filed under the Securities Act of 1933 as Registration Numbers 33-9144, 33-39170, and 33-58502.

I hereby consent to the filing of this opinion with said Rule 24f-2 Notice.

Sincerely,


Kenneth D. Walma
Associate General Counsel

                                Rule 24f-2 Notice
                                       For
  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK VARIABLE ACCOUNT A
                    FILE NOS. 33-9144; 33-39170 AND 33-58502


Fiscal period for which notice is filed                                                  12/31/98

Securities registered and unsold at the beginning of the fiscal year                            0

Securities registered during this year other than pursuant to Rule 24f-2                        0

Sale price of accumulation units sold during fiscal year ending December 31,          $73,005,081
1998

Aggregate sale price of accumulation units sold during the fiscal year ended
December 31, 1998                                                                     $73,005,081

Redemption of price of accumulation units redeemed during the fiscal year
ending December 31, 1998                                                              $33,579,932

Total amount upon which fee calculation is based                                      $39,425,149


Fee submitted (.000278)                                                                $   10,960




            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A
                                BY HOWARD GUNTON



                                  HOWARD GUNTON
                SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER